Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Foreign currency translation reserve [Member]	Equity compensation reserve [Member]	Accumulated losses [Member]
Beginning balance at Jun. 30, 2021	$ 143,678	$ 174,390	$ (832)	$ 7,753	$ (37,633)
Changes in equity
Loss for the year	(8,503)	0	0	0	(8,503)
Other comprehensive income
Foreign currency translation differences on foreign operations	(9,361)	0	(9,361)	0	0
Other comprehensive income/(loss) (net of tax)	(9,361)	0	(9,361)	0	0
Total comprehensive profit / (loss) for the year	(17,864)	0	(9,361)	0	(8,503)
Issue of share capital
Ordinary shares cash	71,793	71,793	0	0	0
Ordinary shares non-cash	0	0	0	0	0
Proceeds from unlisted options exercised	5,689	5,689	0	0	0
Share-based payments
Share-based payments expensed/capitalised	2,331	0	0	2,331	0
Fair value of unlisted options exercised	0	3,317	0	(3,317)	0
Fair value of performance rights vested	0	1,012	0	(1,012)	0
Share issue costs	(1,928)	(1,928)	0	0	0
Ending balance at Jun. 30, 2022	203,699	254,273	(10,193)	5,755	(46,136)
Changes in equity
Loss for the year	(6,391)	0	0	0	(6,391)
Other comprehensive income
Foreign currency translation differences on foreign operations	(2,523)	0	(2,523)	0	0
Other comprehensive income/(loss) (net of tax)	(2,523)	0	(2,523)	0	0
Total comprehensive profit / (loss) for the year	(8,914)	0	(2,523)	0	(6,391)
Issue of share capital
Ordinary shares cash	0
Ordinary shares non-cash	0
Share-based payments
Share-based payments expensed/capitalised	2,626	0	0	2,626	0
Fair value of performance rights vested	0	1,103	0	(1,103)	0
Share issue costs	(12)	(12)	0	0	0
Ending balance at Jun. 30, 2023	197,399	255,364	(12,716)	7,278	(52,527)
Changes in equity
Loss for the year	(7,825)	0	0	0	(7,825)
Other comprehensive income
Foreign currency translation differences on foreign operations	(45)	0	(45)	0	0
Other comprehensive income/(loss) (net of tax)	(45)	0	(45)	0	0
Total comprehensive profit / (loss) for the year	(7,870)	0	(45)	0	(7,825)
Issue of share capital
Ordinary shares cash	25,141
Ordinary shares non-cash	0
Share-based payments
Share-based payments expensed/capitalised	4,277	0	0	4,277	0
Fair value of performance rights vested	0	1,892	0	(1,892)	0
Share issue costs	(780)	(780)	0	0	0
Shares issued from capital raise	25,141	25,141	0	0	0
Options exercised	54	54	0	0	0
Ending balance at Jun. 30, 2024	$ 218,221	$ 281,671	$ (12,761)	$ 9,663	$ (60,352)